Nuveen High Yield Income Fund
Portfolio of Investments May 31, 2023
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 97.3%
X 372,740,455 CORPORATE BONDS - 76.4%
X 372,740,455
Aerospace & Defense - 1.4%
$ 2,100 Bombardier Inc, 144A (3) 6.000% 2/15/28 B $ 1,936,755
3,174 Bombardier Inc, 144A 7.500% 2/01/29 B 3,081,576
2,000 TransDigm Inc, 144A 6.750% 8/15/28 Ba3 2,002,304
Total Aerospace & Defense 7,020,635
Air Freight & Logistics - 0.5%
2,867 Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 BB 2,487,230
Total Air Freight & Logistics 2,487,230
Auto Components - 0.5%
2,000 Dana Inc (3) 5.625% 6/15/28 BB+ 1,831,025
842 Goodyear Tire & Rubber Co/The 5.625% 4/30/33 BB- 735,070
Total Auto Components 2,566,095
Automobile Components - 1.7%
3,450 Dana Inc 4.500% 2/15/32 BB+ 2,767,521
2,850 Goodyear Tire & Rubber Co/The (3) 5.000% 7/15/29 BB- 2,566,349
3,500 IHO Verwaltungs GmbH, 144A , (cash 4.750%, PIK
5.500%)
4.750% 9/15/26 Ba2 3,153,085
Total Automobile Components 8,486,955
Automobiles - 2.3%
3,420 Ford Motor Credit Co LLC 6.800% 5/12/28 BB+ 3,384,530
3,908 Ford Motor Credit Co LLC 7.350% 3/06/30 BB+ 3,935,817
4,200 Ford Motor Credit Co LLC (SOFR reference rate +
2.950% spread) (4)
7.526% 3/06/26 BB+ 4,181,356
Total Automobiles 11,501,703
Beverages - 0.6%
3,175 Primo Water Holdings Inc, 144A 4.375% 4/30/29 B1 2,730,976
Total Beverages 2,730,976
Biotechnology - 0.1%
670 Emergent BioSolutions Inc, 144A 3.875% 8/15/28 B 368,242
Total Biotechnology 368,242
Broadline Retail - 1.0%
3,000 Kohl's Corp 4.625% 5/01/31 BBB- 1,953,360
2,992 Macy's Retail Holdings LLC, 144A (3) 6.125% 3/15/32 BBB- 2,535,720
700 Macy's Retail Holdings LLC, 144A (3) 5.875% 4/01/29 BBB- 618,798
Total Broadline Retail 5,107,878
Capital Markets - 2.2%
2,000 AG TTMT Escrow Issuer LLC, 144A 8.625% 9/30/27 B1 2,025,400
3,075 Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 B+ 2,715,589
3,000 Hunt Cos Inc, 144A 5.250% 4/15/29 BB- 2,304,110
4,625 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/01/29 BB 3,539,050
Total Capital Markets 10,584,149

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Chemicals - 3.1%
$ 1,920 ASP Unifrax Holdings Inc, 144A 5.250% 9/30/28 BB $ 1,446,355
2,000 Celanese US Holdings LLC 6.330% 7/15/29 BBB- 2,011,810
2,680 EverArc Escrow Sarl, 144A 5.000% 10/30/29 B+ 2,127,732
1,755 Olympus Water US Holding Corp, 144A 4.250% 10/01/28 B- 1,407,360
4,300 Trinseo Materials Operating SCA / Trinseo Materials
Finance Inc, 144A
5.375% 9/01/25 B3 3,386,250
2,445 Tronox Inc, 144A 4.625% 3/15/29 BB- 1,984,571
2,855 WR Grace Holdings LLC, 144A 7.375% 3/01/31 BB+ 2,797,900
Total Chemicals 15,161,978
Commercial Services & Supplies - 3.0%
5,270 Allied Universal Holdco LLC / Allied Universal Finance
Corp, 144A
6.625% 7/15/26 B 4,949,940
1,500 Garda World Security Corp, 144A 4.625% 2/15/27 BB 1,369,919
1,350 Garda World Security Corp, 144A 7.750% 2/15/28 BB 1,353,929
7,625 Prime Security Services Borrower LLC / Prime Finance
Inc, 144A (3)
6.250% 1/15/28 B 7,003,435
Total Commercial Services & Supplies 14,677,223
Communications Equipment - 1.3%
1,600 CommScope Technologies LLC, 144A (3) 6.000% 6/15/25 CCC+ 1,503,772
5,300 Viasat Inc, 144A 5.625% 9/15/25 B+ 5,092,240
Total Communications Equipment 6,596,012
Construction Materials - 0.4%
1,800 Gates Global LLC / Gates Corp, 144A (3) 6.250% 1/15/26 B 1,764,000
Total Construction Materials 1,764,000
Consumer Finance - 1.3%
1,975 Navient Corp 5.500% 3/15/29 Ba3 1,634,312
3,000 Navient Corp (3) 4.875% 3/15/28 Ba3 2,484,510
2,850 OneMain Finance Corp 4.000% 9/15/30 BB 2,102,816
340 OneMain Finance Corp 7.125% 3/15/26 BB 325,098
Total Consumer Finance 6,546,736
Consumer Staples Distribution & Retail - 1.1%
1,555 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
5.875% 2/15/28 BB 1,518,815
3,785 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
6.500% 2/15/28 BB 3,761,344
Total Consumer Staples Distribution & Retail 5,280,159
Containers & Packaging - 1.6%
2,000 Mauser Packaging Solutions Holding Co, 144A 7.875% 8/15/26 B 1,982,239
1,460 Owens-Brockway Glass Container Inc, 144A 7.250% 5/15/31 B+ 1,485,550
2,000 Owens-Brockway Glass Container Inc, 144A (3) 6.625% 5/13/27 B+ 1,997,500
565 Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen
Group Issuer LLC, 144A
4.375% 9/30/28 B+ 491,719
1,885 Trident TPI Holdings Inc, 144A 12.750% 12/31/28 CCC+ 1,927,413
Total Containers & Packaging 7,884,421
Diversified Telecommunication Services - 3.0%
2,000 Altice France SA/France, 144A 8.125% 2/01/27 B2 1,723,595
3,500 Cablevision Lightpath LLC, 144A 3.875% 9/15/27 B1 2,883,930
2,500 Frontier Communications Holdings LLC, 144A (3) 6.000% 1/15/30 BB- 1,754,427
2,500 Iliad Holding SASU, 144A 7.000% 10/15/28 BB- 2,330,692
3,313 Iliad Holding SASU, 144A 6.500% 10/15/26 BB- 3,119,058
3,750 Virgin Media Finance PLC, 144A 5.000% 7/15/30 B 2,968,393
Total Diversified Telecommunication Services 14,780,095

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Electric Utilities - 1.2%
$ 1,800 Bruce Mansfield Unit 1 2007 Pass Through Trust (5) 6.850% 6/01/34 N/R $ 18
1,860 NRG Energy Inc, 144A 7.000% 3/15/33 BBB- 1,876,660
3,750 Talen Energy Supply LLC, 144A 8.625% 6/01/30 BB+ 3,816,750
Total Electric Utilities 5,693,428
Electronic Equipment, Instruments & Components - 0.4%
2,350 Imola Merger Corp, 144A 4.750% 5/15/29 BB+ 2,021,492
Total Electronic Equipment, Instruments & Components 2,021,492
Energy Equipment & Services - 2.1%
4,310 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.250% 4/01/28 B+ 3,997,361
1,500 Transocean Inc, 144A 11.500% 1/30/27 CCC+ 1,534,380
3,000 Transocean Titan Financing Ltd, 144A 8.375% 2/01/28 B2 3,038,040
1,800 USA Compression Partners LP / USA Compression
Finance Corp
6.875% 4/01/26 BB- 1,711,872
Total Energy Equipment & Services 10,281,653
Entertainment - 0.4%
2,340 Univision Communications Inc, 144A 4.500% 5/01/29 B+ 1,964,410
Total Entertainment 1,964,410
Gas Utilities - 1.0%
3,042 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 B 2,533,314
2,425 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 B 2,205,780
Total Gas Utilities 4,739,094
Ground Transportation - 0.5%
2,500 XPO Inc, 144A 7.125% 6/01/31 BB+ 2,476,802
Total Ground Transportation 2,476,802
Health Care Equipment & Supplies - 0.5%
2,735 Embecta Corp, 144A 5.000% 2/15/30 Ba3 2,289,911
Total Health Care Equipment & Supplies 2,289,911
Health Care Providers & Services - 4.3%
2,500 CHS/Community Health Systems Inc, 144A 4.750% 2/15/31 BB- 1,796,318
2,025 CHS/Community Health Systems Inc, 144A 5.250% 5/15/30 BB- 1,521,013
3,000 CHS/Community Health Systems Inc, 144A 5.625% 3/15/27 BB- 2,567,947
3,000 Global Medical Response Inc, 144A 6.500% 10/01/25 CCC+ 2,027,010
2,710 IQVIA Inc, 144A 6.500% 5/15/30 BB 2,755,826
1,800 Pediatrix Medical Group Inc, 144A (3) 5.375% 2/15/30 BB- 1,656,000
2,000 Select Medical Corp, 144A 6.250% 8/15/26 B- 1,944,753
6,515 Tenet Healthcare Corp, 144A 6.750% 5/15/31 BB- 6,508,550
Total Health Care Providers & Services 20,777,417
Health Care REITs - 0.4%
2,250 MPT Operating Partnership LP / MPT Finance Corp (3) 5.000% 10/15/27 BB+ 1,847,886
Total Health Care REITs 1,847,886
Hotels - 1.4%
3,050 CDI Escrow Issuer Inc, 144A 5.750% 4/01/30 B+ 2,858,782
2,000 Merlin Entertainments Ltd, 144A 5.750% 6/15/26 B+ 1,911,864
1,980 Royal Caribbean Cruises Ltd, 144A 8.250% 1/15/29 BB- 2,083,401
Total Hotels 6,854,047

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Hotels, Restaurants & Leisure - 3.2%
$ 4,750 Carnival Corp, 144A 10.500% 2/01/26 BB- $ 4,935,853
3,209 Cinemark USA Inc, 144A (3) 5.875% 3/15/26 B+ 3,048,550
1,500 Life Time Inc, 144A 5.750% 1/15/26 BB- 1,453,105
2,000 NCL Corp Ltd, 144A 5.875% 3/15/26 B- 1,814,294
3,345 NCL Corp Ltd, 144A 8.375% 2/01/28 BB- 3,459,623
940 Royal Caribbean Cruises Ltd, 144A 7.250% 1/15/30 B+ 948,388
Total Hotels, Restaurants & Leisure 15,659,813
Household Durables - 0.3%
1,750 Newell Brands Inc 5.750% 4/01/46 BB+ 1,275,073
Total Household Durables 1,275,073
Independent Power Producers & Energy Traders - 0.3%
1,600 TerraForm Power Operating LLC, 144A 5.000% 1/31/28 BB- 1,500,000
Total Independent Power Producers & Energy Traders 1,500,000
Industrial Conglomerates - 0.3%
1,700 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.750% 9/15/24 BB 1,590,747
Total Industrial Conglomerates 1,590,747
Insurance - 2.1%
5,000 Acrisure LLC / Acrisure Finance Inc, 144A 7.000% 11/15/25 CCC+ 4,737,625
2,402 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
6.750% 4/15/28 B2 2,356,442
2,000 AmWINS Group Inc, 144A 4.875% 6/30/29 B- 1,785,085
1,420 BroadStreet Partners Inc, 144A 5.875% 4/15/29 CCC+ 1,228,518
Total Insurance 10,107,670
Interactive Media & Services - 0.3%
1,500 Getty Images Inc, 144A 9.750% 3/01/27 B 1,495,326
Total Interactive Media & Services 1,495,326
IT Services - 0.6%
2,000 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 CCC+ 1,625,000
1,500 CA Magnum Holdings, 144A 5.375% 10/31/26 BB- 1,303,838
Total IT Services 2,928,838
Machinery - 0.5%
2,392 Chart Industries Inc, 144A (3) 9.500% 1/01/31 B 2,501,697
Total Machinery 2,501,697
Media - 8.4%
1,800 Altice Financing SA, 144A 5.750% 8/15/29 B 1,372,593
5,000 Altice Financing SA, 144A 5.000% 1/15/28 B 3,906,707
2,750 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 6.375% 9/01/29 BB+ 2,564,844
2,642 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 7.375% 3/03/31 BB+ 2,528,799
5,000 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 5.000% 2/01/28 BB+ 4,544,061
5,090 CSC Holdings LLC, 144A (3) 11.250% 5/15/28 B1 4,822,775
4,000 DISH Network Corp, 144A 11.750% 11/15/27 Ba3 3,828,426
1,500 Gray Escrow Inc, 144A 5.375% 11/15/31 BB- 954,441
2,420 iHeartCommunications Inc, 144A (3) 4.750% 1/15/28 BB- 1,678,778
2,000 LCPR Senior Secured Financing DAC, 144A 6.750% 10/15/27 BB+ 1,855,780
2,113 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 BB+ 1,751,455
1,850 Sirius XM Radio Inc, 144A 4.000% 7/15/28 BB 1,549,102
1,640 UPC Broadband Finco BV, 144A 4.875% 7/15/31 BB+ 1,377,272
2,450 UPC Holding BV, 144A 5.500% 1/15/28 B 2,149,875
2,113 Virgin Media Secured Finance PLC, 144A 5.500% 5/15/29 BB+ 1,899,148

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Media (continued)
$ 5,220 VZ Secured Financing BV, 144A 5.000% 1/15/32 BB $ 4,151,806
Total Media 40,935,862
Metals & Mining - 2.7%
3,509 Cleveland-Cliffs Inc, 144A 6.750% 4/15/30 BB- 3,314,256
875 Constellium SE, 144A (3) 3.750% 4/15/29 B+ 753,445
3,509 FMG Resources August 2006 Pty Ltd, 144A 5.875% 4/15/30 BB+ 3,311,602
2,170 Mineral Resources Ltd, 144A 8.500% 5/01/30 BB 2,178,138
1,000 Mineral Resources Ltd, 144A 8.000% 11/01/27 BB 1,002,910
3,145 SunCoke Energy Inc, 144A 4.875% 6/30/29 BB 2,589,250
Total Metals & Mining 13,149,601
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
2,000 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc,
144A
3.625% 3/01/29 Ba1 1,649,321
1,000 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc,
144A
2.875% 10/15/26 Ba1 873,781
340 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc,
144A
3.875% 3/01/31 Ba1 267,689
Total Mortgage Real Estate Investment Trusts (REITs) 2,790,791
Oil, Gas & Consumable Fuels - 9.5%
1,835 Antero Midstream Partners LP / Antero Midstream
Finance Corp, 144A
5.375% 6/15/29 BB 1,687,013
3,795 Baytex Energy Corp, 144A 8.500% 4/30/30 BB- 3,708,896
1,750 Callon Petroleum Co, 144A (3) 8.000% 8/01/28 BB- 1,711,250
3,148 Callon Petroleum Co, 144A (3) 7.500% 6/15/30 BB- 2,918,926
1,710 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A (3)
8.125% 1/15/27 B- 1,628,775
1,530 CNX Midstream Partners LP, 144A 4.750% 4/15/30 BB 1,266,997
4,000 Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp, 144A
6.000% 2/01/29 BB 3,700,480
1,500 DT Midstream Inc, 144A 4.125% 6/15/29 BB+ 1,300,802
2,900 Energean Israel Finance Ltd, 144A , Reg S 5.875% 3/30/31 BB- 2,527,005
1,615 EnLink Midstream LLC, 144A 6.500% 9/01/30 BBB- 1,605,016
3,550 EQM Midstream Partners LP 6.500% 7/15/48 BB 2,899,927
1,840 EQM Midstream Partners LP, 144A 6.500% 7/01/27 BB 1,797,414
2,525 Genesis Energy LP / Genesis Energy Finance Corp 8.875% 4/15/30 B 2,483,092
1,908 Genesis Energy LP / Genesis Energy Finance Corp 8.000% 1/15/27 B 1,858,449
575 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 5.750% 2/01/29 BB+ 520,466
2,930 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.000% 2/01/31 BB+ 2,607,786
2,205 Kinetik Holdings LP, 144A 5.875% 6/15/30 BB+ 2,089,237
2,617 Matador Resources Co, 144A 6.875% 4/15/28 BB- 2,595,596
2,467 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 B+ 2,357,167
3,150 Parkland Corp/Canada, 144A 4.625% 5/01/30 BB 2,723,175
340 USA Compression Partners LP / USA Compression
Finance Corp
6.875% 9/01/27 BB- 318,422
1,985 Venture Global LNG Inc, 144A 8.125% 6/01/28 BB 1,994,925
Total Oil, Gas & Consumable Fuels 46,300,816
Passenger Airlines - 1.8%
2,487 Allegiant Travel Co, 144A 7.250% 8/15/27 BB+ 2,468,347
1,945 American Airlines Inc, 144A 7.250% 2/15/28 Ba3 1,903,220
3,000 American Airlines Inc, 144A 11.750% 7/15/25 Ba3 3,286,158
1,250 United Airlines Inc, 144A 4.625% 4/15/29 Ba1 1,132,303
Total Passenger Airlines 8,790,028

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Personal Care Products - 0.7%
$ 3,850 Kronos Acquisition Holdings Inc / KIK Custom Products
Inc, 144A (3)
7.000% 12/31/27 CCC $ 3,304,956
Total Personal Care Products 3,304,956
Professional Services - 1.0%
1,800 ASGN Inc, 144A 4.625% 5/15/28 BB- 1,621,910
2,440 MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 B1 1,945,402
1,500 Verscend Escrow Corp, 144A 9.750% 8/15/26 CCC+ 1,503,274
Total Professional Services 5,070,586
Real Estate Management & Development - 0.3%
2,000 Realogy Group LLC / Realogy Co-Issuer Corp, 144A 5.750% 1/15/29 B 1,444,870
Total Real Estate Management & Development 1,444,870
Software - 0.6%
3,000 Gen Digital Inc, 144A 6.750% 9/30/27 BB+ 2,996,573
Total Software 2,996,573
Specialized REITs - 1.3%
2,310 Iron Mountain Inc, 144A 7.000% 2/15/29 BB- 2,301,831
1,815 Iron Mountain Information Management Services Inc,
144A
5.000% 7/15/32 BB- 1,547,187
2,392 Uniti Group LP / Uniti Group Finance Inc / CSL Capital
LLC, 144A
10.500% 2/15/28 BB+ 2,320,774
Total Specialized REITs 6,169,792
Specialty Retail - 1.9%
1,850 Asbury Automotive Group Inc, 144A 5.000% 2/15/32 BB 1,587,148
1,800 Bath & Body Works Inc, 144A 6.625% 10/01/30 BB 1,715,124
340 Bath & Body Works Inc 6.875% 11/01/35 BB 308,005
1,590 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 BB- 1,325,894
3,000 Michaels Cos Inc/The, 144A 7.875% 5/01/29 CCC 1,843,320
2,083 Staples Inc, 144A 7.500% 4/15/26 B 1,712,173
1,530 Staples Inc, 144A 10.750% 4/15/27 CCC+ 938,162
Total Specialty Retail 9,429,826
Textiles - 0.4%
1,890 Hanesbrands Inc, 144A (3) 9.000% 2/15/31 BB- 1,890,202
Total Textiles 1,890,202
Textiles, Apparel & Luxury Goods - 0.5%
2,882 Wolverine World Wide Inc, 144A 4.000% 8/15/29 B+ 2,298,971
Total Textiles, Apparel & Luxury Goods 2,298,971
Trading Companies & Distributors - 1.8%
3,508 Albion Financing 1 SARL / Aggreko Holdings Inc, 144A 6.125% 10/15/26 BB+ 3,145,729
1,600 Albion Financing 2SARL, 144A 8.750% 4/15/27 BB- 1,383,597
4,000 WESCO Distribution Inc, 144A 7.250% 6/15/28 BB 4,088,464
Total Trading Companies & Distributors 8,617,790
Total Corporate Bonds
(cost $394,879,750) 372,740,455

Principal
Amount (000) Description (1) Coupon (6)
Reference
Rate (6) Spread (6) Maturity (7) Ratings (2) Value
X 84,422,971 VARIABLE RATE SENIOR LOAN INTERESTS - 17.3% (6)
X 84,422,971
Aerospace & Defense - 1.1%
$ 2,494 TransDigm, Inc., Term Loan H 8.148% SOFR90A 3.250% 2/22/27 Ba3 $ 2,486,306
3,000 TransDigm, Inc., Term Loan
I , (DD1)
8.148% TSFR3M 3.250% 8/24/28 Ba3 2,987,190
Total Aerospace & Defense 5,473,496
Automobile Components - 0.4%
1,800 Clarios Global LP, Term Loan
, (WI/DD)
TBD TBD TBD TBD B+ 1,785,375
Total Automobile Components 1,785,375
Beverages - 0.3%
1,650 Triton Water Holdings, Inc,
Term Loan
8.659% 3-Month LIBOR 3.500% 3/31/28 B 1,566,756
Total Beverages 1,566,756
Capital Markets - 0.7%
3,550 NFP Corp, Term Loan , (WI/
DD)
TBD TBD TBD TBD B1 3,391,137
Total Capital Markets 3,391,137
Commercial Services & Supplies - 0.5%
2,250 Prime Security Services
Borrower, LLC, Term Loan ,
(WI/DD)
TBD TBD TBD TBD BB 2,238,750
Total Commercial Services & Supplies 2,238,750
Communications Equipment - 1.0%
5,431 CommScope, Inc., Term
Loan B
8.404% 1-Month LIBOR 3.250% 4/04/26 B1 5,113,311
Total Communications Equipment 5,113,311
Containers & Packaging - 0.8%
3,990 LABL, Inc., Term Loan, First
Lien
10.253% SOFR30A 5.000% 10/29/28 B2 3,893,264
Total Containers & Packaging 3,893,264
Diversified Telecommunication Services - 0.9%
4,742 Frontier Communications
Corp., Term Loan B
8.938% 1-Month LIBOR 3.750% 10/08/27 BB+ 4,417,230
Total Diversified Telecommunication Services 4,417,230
Health Care Equipment & Supplies - 2.1%
2,894 Bausch & Lomb, Inc., Term
Loan
8.457% SOFR90A 3.250% 5/05/27 BB- 2,803,865
7,675 Medline Borrower, LP, Term
Loan B
8.404% 1-Month LIBOR 3.250% 10/21/28 BB- 7,450,461
Total Health Care Equipment & Supplies 10,254,326
Health Care Providers & Services - 0.4%
1,985 US Radiology Specialists,
Inc., Term Loan
10.503% SOFR30A 5.250% 12/15/27 B- 1,867,256
Total Health Care Providers & Services 1,867,256
Hotels - 0.4%
1,995 GVC Holdings (Gibraltar)
Limited, Term Loan B
8.437% SOFR180A 3.500% 10/31/29 Ba1 1,996,247
Total Hotels 1,996,247

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon (6)
Reference
Rate (6) Spread (6) Maturity (7) Ratings (2) Value
Hotels, Restaurants & Leisure - 1.5%
$ 162 24 Hour Fitness Worldwide,
Inc., Exit Term Loan
14.383% 3-Month LIBOR 13.333% 9/29/26 Caa3 $ 85,193
394 24 Hour Fitness Worldwide,
Inc., Term Loan , (cash
10.143%, PIK 5.000%)
10.143% 3-Month LIBOR 5.000% 12/29/25 CCC- 69,008
4,500 Caesars Entertainment Corp,
Term Loan B
8.503% SOFR30A 3.250% 1/25/30 Ba3 4,469,063
2,488 Stars Group Holdings B.V.
(The), Term Loan
7.409% 3-Month LIBOR 2.250% 7/10/25 BBB 2,480,732
Total Hotels, Restaurants & Leisure 7,103,996
Insurance - 0.9%
2,244 Acrisure, LLC, Term Loan B,
First Lien
9.404% 1-Month LIBOR 4.250% 2/15/27 B 2,135,839
2,353 Asurion LLC, Term Loan B7 8.154% 1-Month LIBOR 3.000% 11/03/24 Ba3 2,347,975
Total Insurance 4,483,814
Interactive Media & Services - 0.2%
1,017 Getty Images, Inc., Term
Loan B
9.543% SOFR30A +
SOFR90A
4.500% 2/19/26 BB- 1,018,144
Total Interactive Media & Services 1,018,144
Machinery - 0.9%
4,550 Emerson Climate
Technologies Inc, Term Loan
0.000% CME Term
SOFR 1 Month
300.000% 5/04/30 BB+ 4,501,656
Total Machinery 4,501,656
Media - 1.3%
3,600 CSC Holdings, LLC, Term
Loan B6
9.559% TSFR1M 4.500% 1/18/28 B1 3,190,500
3,452 DirecTV Financing, LLC, Term
Loan
10.154% 1-Month LIBOR 5.000% 8/02/27 BBB- 3,285,601
Total Media 6,476,101
Passenger Airlines - 0.4%
1,995 Air Canada, Term Loan B 8.839% 3-Month LIBOR 3.500% 8/11/28 Ba2 1,992,062
Total Passenger Airlines 1,992,062
Pharmaceuticals - 1.3%
3,600 Jazz Financing Lux S.a.r.l.,
Term Loan , (WI/DD)
TBD TBD TBD TBD BB+ 3,596,778
2,500 Organon & Co, Term Loan 7.986% 3-Month LIBOR 3.000% 6/02/28 BB 2,494,537
Total Pharmaceuticals 6,091,315
Professional Services - 0.4%
2,141 Verscend Holding Corp.,
Term Loan B
9.154% 1-Month LIBOR 4.000% 8/27/25 BB- 2,139,248
Total Professional Services 2,139,248
Software - 1.1%
1,985 McAfee, LLC, Term Loan B 8.843% SOFR30A 3.750% 2/03/29 BB+ 1,865,076
3,491 Open Text Corporation,
Term Loan B
8.753% SOFR30A 3.500% 8/25/29 BBB- 3,488,335
Total Software 5,353,411
Textiles - 0.4%
1,800 Hanesbrands, Inc., Term
Loan B
8.903% SOFR30A 3.750% 2/14/30 BB+ 1,788,750
Total Textiles 1,788,750

Principal
Amount (000) Description (1) Coupon (6)
Reference
Rate (6) Spread (6) Maturity (7) Ratings (2) Value
Wireless Telecommunication Services - 0.3%
$ 1,489 GOGO Intermediate
Holdings LLC, Term Loan B
9.018% SOFR30A 3.750% 4/30/28 B+ $ 1,477,326
Total Wireless Telecommunication Services 1,477,326
Total Variable Rate Senior Loan Interests
(cost $85,461,979) 84,422,971
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 8,082,477 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 1.7%
X 8,082,477
Consumer Finance - 0.7%
$ 3,892 Ally Financial Inc 6.700% 2/14/33 Baa3 $ 3,422,011
Total Consumer Finance 3,422,011
Electric Utilities - 0.5%
2,725 Edison International 5.375% N/A (8) BB+ 2,385,465
Total Electric Utilities 2,385,465
Oil, Gas & Consumable Fuels - 0.5%
2,600 Energy Transfer LP 6.500% N/A (8) BB 2,275,001
Total Oil, Gas & Consumable Fuels 2,275,001
Total $1,000 Par (or similar) Institutional Preferred
(cost $9,094,456) 8,082,477
Shares Description (1) Value
X 4,120,000 EXCHANGE-TRADED FUNDS - 0.8%
X 4,120,000
200,000 Invesco Senior Loan ETF (3) $ 4,120,000
Total Exchange-Traded Funds
(cost $4,233,000) 4,120,000
Shares Description (1) Value
2,990,794 COMMON STOCKS - 0.6%
X 2,990,794
Hotels, Restaurants & Leisure - 0.0%
182,331 24 Hour Fitness Worldwide Inc (9) $ 1,094
86,730 24 Hour Fitness Worldwide Inc (9) 520
Total Hotels, Restaurants & Leisure 1,614
Independent Power and Renewable Electricity Producers - 0.6%
38,861 Energy Harbor Corp (9),(10) 2,988,139
Total Independent Power and Renewable Electricity Producers 2,988,139
Semiconductors & Semiconductor Equipment - 0.0%
607 Bright Bidco BV (9),(11) 1,041
Total Semiconductors & Semiconductor Equipment 1,041
Total Common Stocks
(cost $2,658,957) 2,990,794

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
X 2,349,511 WARRANTS - 0.5%
X 2,349,511
Energy Equipment & Services - 0.5%
13,860 Quarternorth Energy Holding Inc $ 1,910,365
36,435 Quarternorth Energy Holding Inc 264,154
18,918 Quarternorth Energy Holding Inc 174,992
Total Energy Equipment & Services 2,349,511
Total Warrants
(cost $361,195) 2,349,511
Total Long-Term Investments
(cost $496,689,337) 474,706,208
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   9.2%
45,129,698 MONEY MARKET FUNDS - 9.2%
X 45,129,698
45,129,698 State Street Navigator Securities Lending Government
Money Market Portfolio (12)
5.110%(13) $ 45,129,698
Total Money Market Funds
(cost $45,129,698) $ 45,129,698
Total Investments Purchased with Collateral from Securities Lending
(cost $45,129,698) 45,129,698
Shares Description (1) Coupon Value
SHORT-TERM INVESTMENTS -  3.3%
16,039,197 INVESTMENT COMPANIES - 3.3%
X 16,039,197
16,039,197 BlackRock Liquidity Funds T-Fund 5.001%(14) $ 16,039,197
Total Investment Companies
(cost $16,039,197) 16,039,197
Total Short-Term Investments
(cost $16,039,197) 16,039,197
Total Investments
(cost $557,858,232 ) - 109.8% 535,875,103
Other Assets & Liabilities, Net -  (9.8)% (47,857,779)
Net Assets - 100% $ 488,017,324

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 372,740,455 $ – $ 372,740,455
Variable Rate Senior Loan Interests – 84,422,971 – 84,422,971
$1,000 Par (or similar) Institutional
Preferred – 8,082,477 – 8,082,477
Exchange-Traded Funds 4,120,000 – – 4,120,000
Common Stocks – 2,989,753 1,041 2,990,794
Warrants – 2,349,511 – 2,349,511
Investments Purchased with Collateral from
Securities Lending 45,129,698 – – 45,129,698
Short-Term Investments:
Investment Companies 16,039,197 – – 16,039,197
Total
$ 65,288,895 $ 470,585,167 $ 1,041 $ 535,875,103
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $43,302,163.
(4) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(7) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(8) Perpetual security. Maturity date is not applicable.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1
2007 Pass-Through Trust. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy
Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(11) For fair value measurement disclosure purposes, investment classified as Level 3.
(12) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(13) The rate shown is the one-day yield as of the end of the reporting period.
(14) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
CME Chicago Mercantile Exchange
DD1 Portion of investment purchased on a delayed delivery basis.
ETF Exchange-Traded Fund
LIBOR London Inter-Bank Offered Rate
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Floating Rate Income Fund
Portfolio of Investments May 31, 2023
(Unaudited)
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
LONG-TERM INVESTMENTS - 100.2%
X
1,392,857,219 VARIABLE RATE SENIOR LOAN INTERESTS - 85.1% (2)
X 1,392,857,219
Aerospace & Defense - 0.3%
$ 5,193 TransDigm, Inc., Term Loan I 8.148% TSFR3M 3.250% 8/24/28 Ba3 $ 5,170,615
Total Aerospace & Defense 5,170,615
Automobile Components - 0.8%
3,969 Adient US LLC, Term Loan B 8.350% SOFR30A 3.250% 4/08/28 BB+ 3,965,316
7,775 Clarios Global LP, Term Loan 8.903% SOFR30A 3.750% 4/20/30 B+ 7,711,828
1,406 DexKo Global Inc., Term
Loan B
7.816% 3 Month LIBOR 3.750% 10/04/28 B2 1,334,048
Total Automobile Components 13,011,192
Beverages - 1.1%
1,538 City Brewing Company, LLC,
Term Loan
8.760% 3-Month LIBOR 3.500% 4/05/28 CCC 761,080
4,142 Naked Juice LLC, Term Loan 8.248% SOFR90A 3.250% 1/20/29 B2 3,797,111
1,040 Naked Juice LLC, Term Loan,
Second Lien
10.998% SOFR90A 6.000% 1/20/30 CCC 801,707
7,231 Sunshine Investments B.V.,
Term Loan
9.336% SOFR90A 4.250% 5/05/29 B+ 7,152,317
6,463 Triton Water Holdings, Inc,
Term Loan
8.659% 3-Month LIBOR 3.500% 3/31/28 B 6,138,298
Total Beverages 18,650,513
Biotechnology - 0.4%
6,550 Grifols Worldwide
Operations USA, Inc., Term
Loan B
7.364% 1-Month LIBOR 2.000% 11/15/27 BB+ 6,307,257
Total Biotechnology 6,307,257
Broadline Retail - 0.0%
165 Belk, Inc., Term Loan 12.976% 3-Month LIBOR 7.500% 7/31/25 CCC 139,260
806 Belk, Inc., Term Loan, (cash
15.299%, PIK 8.000%)
15.299% 3-Month LIBOR 10.000% 7/31/25 C 124,188
Total Broadline Retail 263,448
Building Products - 0.4%
4,140 Chamberlain Group Inc,
Term Loan B
8.404% 1-Month LIBOR 3.250% 10/22/28 B 3,933,345
298 Cornerstone Building
Brands, Inc., Term Loan B
8.409% TSFR1M 3.250% 4/12/28 B 271,639
769 Griffon Corporation, Term
Loan B
7.829% SOFR90A +
Prime
2.250% 1/19/29 BB 764,749
200 Quikrete Holdings, Inc., Term
Loan B1
8.154% 1-Month LIBOR 3.000% 3/18/29 Ba2 198,943
653 Quikrete Holdings, Inc., Term
Loan, First Lien
7.779% 1-Month LIBOR 2.625% 1/31/27 Ba2 648,666
1,399 Standard Industries Inc.,
Term Loan B
7.712% SOFR30A 2.500% 9/22/28 BBB- 1,391,808
Total Building Products 7,209,150
Capital Markets - 0.2%
3,399 Motion Finco Sarl, Term Loan
B1
8.409% 3-Month LIBOR 3.250% 11/04/26 B 3,355,703
Total Capital Markets 3,355,703

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Chemicals - 1.3%
$ 1,635 ASP Unifrax Holdings Inc,
Term Loan B
8.909% 3-Month LIBOR 3.750% 12/12/25 BB $ 1,477,298
838 Avient Corporation, Term
Loan B
8.295% SOFR90A 3.250% 8/29/29 BB+ 840,618
4,406 Axalta Coating Systems
Dutch Holding B B.V, Term
Loan B
7.898% SOFR90A 3.000% 12/08/29 BBB- 4,414,688
1,357 Diamond (BC) B.V., Term
Loan B
7.480% 1 + 3 Month
LIBOR
2.750% 9/29/28 Ba3 1,355,131
3,640 Discovery Purchaser
Corporation, Term Loan
9.284% TSFR3M 4.375% 8/03/29 B- 3,443,458
575 INEOS Quattro Holdings UK
Ltd, Term Loan
9.003% SOFR30A 3.750% 3/03/30 BB 572,844
820 INEOS Styrolution US
Holding LLC, Term Loan B
8.018% SOFR30A 2.750% 1/29/26 BB+ 813,989
1,238 Kraton Corporation, Term
Loan
8.544% SOFR90A 3.250% 3/15/29 BB 1,233,719
250 Starfruit Finco B.V, Term Loan 8.990% SOFR90A 4.000% 3/03/28 BB- 246,354
6,792 Trinseo Materials Operating
S.C.A., Term Loan
7.154% 1-Month LIBOR 2.000% 9/09/24 Ba3 6,452,578
Total Chemicals 20,850,677
Commercial Services & Supplies - 3.1%
2,125 Amentum Government
Services Holdings LLC, Term
Loan
8.898% SOFR90A 4.000% 2/07/29 B 1,979,768
588 Anticimex International AB,
Term Loan
9.050% SOFR90A 4.000% 11/16/28 B 578,725
2,172 Anticimex International AB,
Term Loan B1
8.550% SOFR90A 3.500% 11/16/28 B 2,125,422
4,029 Covanta Holding
Corporation, Term Loan B
7.653% SOFR30A 2.500% 11/30/28 Ba1 3,973,152
251 Covanta Holding
Corporation, Term Loan C
7.653% SOFR30A 2.500% 11/30/28 Ba1 247,942
4,929 Garda World Security
Corporation, Term Loan B
9.444% TSFR1M 4.250% 10/30/26 BB 4,860,876
18,287 GFL Environmental Inc.,
Term Loan
8.145% SOFR30A 3.000% 5/31/27 BB- 18,281,234
2,212 Herman Miller, Inc, Term
Loan B
7.268% SOFR30A 2.000% 7/19/28 BB+ 2,136,788
13,341 Prime Security Services
Borrower, LLC, Term Loan
7.844% 1-Month LIBOR 2.750% 9/23/26 BB 13,274,218
4,324 West Corporation, Term
Loan B3
9.318% SOFR30A +
SOFR90A
4.000% 4/10/27 B1 3,870,941
Total Commercial Services & Supplies 51,329,066
Communications Equipment - 1.1%
8,972 CommScope, Inc., Term
Loan B
8.404% 1-Month LIBOR 3.250% 4/04/26 B1 8,447,051
650 Delta TopCo, Inc., Term Loan,
Second Lien
12.156% TSFR3M 7.250% 12/01/28 CCC 590,284
2,062 EOS Finco Sarl, Term Loan 10.909% TSFR3M 6.000% 8/03/29 B 2,049,999
3,527 MLN US HoldCo LLC, Term
Loan B2
11.782% TSFR3M 6.700% 10/18/27 N/R 2,027,790
6,070 MLN US HoldCo LLC, Term
Loan, First Lien
9.557% 3-Month LIBOR 4.500% 11/30/25 CCC- 1,714,839
3,515 Riverbed Technology,
Inc., Exit Term Loan, (cash
13.330%, PIK 2.000%)
10.840% 3 + 12 Month
LIBOR
6.000% 12/07/26 Caa3 943,924
1,613 ViaSat, Inc., Term Loan 9.600% SOFR30A 4.500% 3/04/29 BB+ 1,557,372
Total Communications Equipment 17,331,259

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Construction & Engineering - 0.2%
$ 241 Aegion Corporation, Term
Loan
9.904% 1-Month LIBOR 4.750% 5/17/28 B2 $ 237,330
2,181 Centuri Group, Inc, Term
Loan B
7.565% 1 + 3 Month
LIBOR + Prime
2.250% 8/27/28 Ba2 2,165,778
Total Construction & Engineering 2,403,108
Consumer Finance - 0.1%
1,551 Fleetcor Technologies
Operating Company, LLC,
Term Loan B4
7.003% SOFR30A 1.750% 4/30/28 BB+ 1,530,792
Total Consumer Finance 1,530,792
Consumer Staples Distribution & Retail - 1.6%
11,467 US Foods, Inc., Term Loan B
, (DD1)
7.154% 1-Month LIBOR 2.000% 9/13/26 BB+ 11,435,008
14,165 US Foods, Inc., Term Loan B 7.904% 1-Month LIBOR 2.750% 11/22/28 BB+ 14,165,396
Total Consumer Staples Distribution & Retail 25,600,404
Containers & Packaging - 0.9%
1,435 Berry Global, Inc., Term
Loan Z
6.854% 1-Month LIBOR 1.750% 7/01/26 BBB- 1,425,800
1,414 Clydesdale Acquisition
Holdings Inc, Term Loan B
9.428% TSFR1M 4.175% 3/30/29 B 1,347,036
5,172 Klockner-Pentaplast of
America, Inc., Term Loan B
9.813% SOFR180A 4.725% 2/09/26 B2 4,744,983
1,790 Reynolds Group Holdings
Inc. , Term Loan B
8.518% SOFR30A 3.250% 9/24/28 B+ 1,754,575
3,877 Reynolds Group Holdings
Inc. , Term Loan B2
8.518% SOFR30A 3.250% 2/05/26 B+ 3,855,708
1,566 TricorBraun Holdings, Inc.,
Term Loan
8.518% SOFR30A 3.250% 3/03/28 B2 1,495,727
Total Containers & Packaging 14,623,829
Diversified Consumer Services - 0.3%
1,536 AVSC Holding Corp., Term
Loan B3, (cash 15.000%, PIK
10.000%)
15.000% 3-Month LIBOR 15.000% 12/04/26 CCC+ 1,600,266
3,922 Spin Holdco Inc., Term Loan 8.986% 3-Month LIBOR 4.000% 3/04/28 B- 3,166,109
Total Diversified Consumer Services 4,766,375
Diversified Financial Services - 0.0%
1,964 Ditech Holding Corporation,
Term Loan (5)
0.000% N/A N/A 12/19/22 N/R 216,027
Total Diversified Financial Services 216,027
Diversified Telecommunication Services - 2.8%
1,687 Altice France S.A., Term Loan
B12
8.948% 3-Month LIBOR 3.688% 1/31/26 B2 1,530,851
9,097 Altice France S.A., Term Loan
B13
9.321% 3-Month LIBOR 4.000% 8/14/26 B2 8,260,912
1,487 Cablevision Lightpath LLC,
Term Loan B
8.357% 1-Month LIBOR 3.250% 12/01/27 B1 1,435,950
156 CenturyLink, Inc., Term Loan
B
7.518% SOFR30A 2.250% 3/15/27 BB 107,830
1,315 Cincinnati Bell, Inc., Term
Loan B2
8.503% TSFR1M 3.250% 11/23/28 BB- 1,240,038
605 Connect Finco Sarl, Term
Loan B
8.660% 1-Month LIBOR 3.500% 12/12/26 B+ 601,073
1,538 Cyxtera DC Holdings, Inc.,
Term Loan
10.160% SOFR90A 5.000% 5/04/24 N/R 1,522,974

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Diversified Telecommunication Services (continued)
$ 13,799 Cyxtera DC Holdings, Inc.,
Term Loan B
8.068% TSFR3M 3.000% 5/01/24 CCC $ 8,353,439
9,972 Dawn Acquisition LLC, Term
Loan , (DD1)
8.909% 3-Month LIBOR 3.750% 12/31/25 Caa1 5,789,952
2,453 Eagle Broadband
Investments LLC, Term Loan
8.188% 3-Month LIBOR 3.000% 11/12/27 B+ 2,343,766
15,004 Frontier Communications
Corp., Term Loan B
8.938% 1-Month LIBOR 3.750% 10/08/27 BB+ 13,975,441
Total Diversified Telecommunication Services 45,162,226
Electric Utilities - 1.5%
805 ExGen Renewables IV, LLC,
Term Loan
7.764% SOFR90A 2.500% 12/15/27 BB- 799,860
1,976 Pacific Gas & Electric
Company, Term Loan
8.154% 1-Month LIBOR 3.000% 6/23/25 BB+ 1,963,877
12,502 Talen Energy Supply, LLC,
Term Loan B
9.590% TSFR3M 4.500% 5/27/30 BB+ 12,253,852
10,131 Talen Energy Supply, LLC,
Term Loan C
9.590% TSFR3M 4.500% 5/27/30 BB+ 9,913,395
Total Electric Utilities 24,930,984
Electronic Equipment, Instruments & Components - 0.4%
7,017 Ingram Micro Inc., Term
Loan B
8.659% 3-Month LIBOR 3.500% 7/02/28 BB+ 6,769,456
Total Electronic Equipment, Instruments & Components 6,769,456
Entertainment - 0.8%
11,772 AMC Entertainment
Holdings, Inc. , Term Loan B
8.107% 1-Month LIBOR 3.000% 4/22/26 B- 9,135,550
5,123 Crown Finance US, Inc., Term
Loan (5)
0.000% N/A N/A 2/28/25 D 1,153,465
2,325 Crown Finance US, Inc., Term
Loan (5)
0.000% N/A N/A 9/20/26 D 523,482
867 Diamond Sports Group, LLC,
Term Loan, Second Lien (5)
8.314% SOFR90A 3.250% 8/24/26 N/R 36,869
1,197 Lions Gate Capital Holdings
LLC, Term Loan B
7.404% 1-Month LIBOR 2.250% 3/24/25 Ba2 1,177,574
1,024 Playtika Holding Corp, Term
Loan
7.904% 1-Month LIBOR 2.750% 3/11/28 BB+ 1,006,460
574 Univision Communications
Inc., Term Loan C5
7.904% 1-Month LIBOR 2.750% 3/15/24 B+ 575,294
Total Entertainment 13,608,694
Financial Services - 0.3%
663 Avolon TLB Borrower 1 (US)
LLC, Term Loan B4
6.648% 1-Month LIBOR 1.500% 2/12/27 Baa2 646,965
4,786 Trans Union, LLC, Term Loan
B6
7.518% 1-Month LIBOR 2.250% 12/01/28 BBB- 4,755,795
Total Financial Services 5,402,760
Food Products - 0.7%
3,783 8th Avenue Food &
Provisions, Inc., Term Loan,
First Lien , (DD1)
8.850% SOFR30A 3.750% 10/01/25 CCC+ 3,372,010
3,623 CHG PPC Parent LLC, Term
Loan
8.188% 1-Month LIBOR 3.000% 12/08/28 B1 3,573,547
– H Food Holdings LLC, Term
Loan B3
10.581% 1-Month LIBOR 5.000% 5/31/25 B3 0

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Food Products (continued)
$ 4,348 Sycamore Buyer LLC, Term
Loan B
7.475% SOFR90A 2.250% 7/22/29 BB+ $ 4,160,658
Total Food Products 11,106,215
Ground Transportation - 1.4%
1,207 First Student Bidco Inc, Term
Loan B
8.143% 3-Month LIBOR 3.000% 7/21/28 BB+ 1,124,606
451 First Student Bidco Inc, Term
Loan C
8.143% 3-Month LIBOR 3.000% 7/21/28 BB+ 420,201
1,395 Genesee & Wyoming Inc.
(New), Term Loan
6.998% SOFR90A 2.000% 12/30/26 BB+ 1,390,861
17,204 Hertz Corporation, (The),
Term Loan B
8.410% 1-Month LIBOR 3.250% 6/30/28 BB+ 17,063,693
3,299 Hertz Corporation, (The),
Term Loan C
8.410% 1-Month LIBOR 3.250% 6/30/28 BB+ 3,272,176
Total Ground Transportation 23,271,537
Health Care Equipment & Supplies - 3.8%
22,067 Bausch & Lomb, Inc., Term
Loan
8.457% SOFR90A 3.250% 5/05/27 BB- 21,380,631
955 Carestream Health, Inc.,
Term Loan
12.498% SOFR90A 7.500% 9/30/27 B- 682,805
5,685 CNT Holdings I Corp, Term
Loan
8.459% SOFR90A 3.500% 11/08/27 B 5,543,139
1,268 Embecta Corp, Term Loan B 7.791% SOFR180A 3.000% 1/27/29 Ba3 1,245,181
2,982 ICU Medical, Inc., Term Loan
B
7.548% SOFR90A 2.500% 12/14/28 BBB- 2,942,834
29,352 Medline Borrower, LP, Term
Loan B
8.404% 1-Month LIBOR 3.250% 10/21/28 BB- 28,493,619
1,466 Viant Medical Holdings, Inc.,
Term Loan, First Lien
8.904% 1-Month LIBOR 3.750% 7/02/25 B3 1,400,262
530 Vyaire Medical, Inc., Term
Loan B
9.943% 3-Month LIBOR 4.750% 4/16/25 Caa1 380,104
Total Health Care Equipment & Supplies 62,068,575
Health Care Providers & Services - 5.3%
2,801 Agiliti Health, Inc, Term Loan 7.993% TSFR3M 3.000% 5/01/30 B+ 2,771,103
6,238 AHP Health Partners, Inc.,
Term Loan B
8.654% 1-Month LIBOR 3.500% 8/23/28 B1 6,215,023
4,426 DaVita, Inc. , Term Loan B 7.018% SOFR30A 1.750% 8/12/26 BBB- 4,323,860
1,102 Element Materials
Technology Group US
Holdings Inc., Term Loan
9.248% SOFR90A 4.250% 4/12/29 B1 1,051,259
509 Element Materials
Technology Group US
Holdings Inc., Term Loan
7.903% SOFR90A 4.250% 4/12/29 B1 485,196
67 Forefront Management
Holdings, LLC, Term Loan (6)
9.113% SOFR90A 4.250% 3/23/29 B 64,972
356 Forefront Management
Holdings, LLC, Term Loan B
9.295% SOFR90A 4.250% 3/23/29 B 346,963
1,682 Global Medical Response,
Inc., Term Loan
9.404% 1-Month LIBOR 4.250% 3/14/25 CCC+ 1,178,520
9,406 Global Medical Response,
Inc., Term Loan B
9.236% 3-Month LIBOR 4.250% 10/02/25 CCC+ 6,613,818
3,412 ICON Luxembourg S.A.R.L.,
Term Loan
7.410% SOFR90A 2.250% 7/01/28 BB+ 3,410,513
743 Medical Solutions Holdings,
Inc., Term Loan, First Lien
8.614% SOFR90A 3.250% 11/01/28 B1 692,702
1,292 Onex TSG Intermediate
Corp., Term Loan B
10.057% 3-Month LIBOR 4.750% 2/26/28 B 1,158,913

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Health Care Providers & Services (continued)
$ 1,204 Packaging Coordinators
Midco, Inc., Term Loan, First
Lien
8.659% 3-Month LIBOR 3.500% 11/30/27 B2 $ 1,155,204
20,467 Parexel International
Corporation, Term Loan, First
Lien
8.404% 1-Month LIBOR 3.250% 11/15/28 B1 19,826,281
483 Phoenix Guarantor Inc, Term
Loan B
8.404% 1-Month LIBOR 3.250% 3/05/26 B1 468,281
11,979 Select Medical Corporation,
Term Loan B
7.654% 1-Month LIBOR 2.500% 3/06/25 Ba2 11,943,901
737 Sound Inpatient Physicians,
Term Loan B
8.273% 3-Month LIBOR 3.000% 6/28/25 B- 473,442
17,367 Surgery Center Holdings,
Inc., Term Loan
8.858% 3-Month LIBOR 3.750% 8/31/26 B1 17,271,930
8,153 Team Health Holdings, Inc.,
Term Loan, First Lien
7.904% 1-Month LIBOR 2.750% 2/06/24 B- 6,673,352
Total Health Care Providers & Services 86,125,233
Health Care Technology - 0.0%
2 Athenahealth, Inc., Term
Loan (6)
8.598% SOFR30A 3.500% 1/27/29 B+ 1,957
17 Athenahealth, Inc., Term
Loan B
8.598% SOFR30A 3.500% 1/27/29 B+ 15,932
Total Health Care Technology 17,889
Hotels - 0.3%
4,304 GVC Holdings (Gibraltar)
Limited, Term Loan B
8.437% SOFR180A 3.500% 10/31/29 Ba1 4,306,903
Total Hotels 4,306,903
Hotels, Restaurants & Leisure - 11.0%
155 24 Hour Fitness Worldwide,
Inc., Exit Term Loan
18.849% 3-Month LIBOR 14.000% 9/29/26 Caa3 81,585
346 24 Hour Fitness Worldwide,
Inc., Term Loan , (cash
10.143%, PIK 5.000%)
10.143% 3-Month LIBOR 5.000% 12/29/25 CCC- 60,512
8,174 Alterra Mountain Company,
Term Loan
8.654% 1-Month LIBOR 3.500% 8/17/28 B+ 8,153,316
3,139 Alterra Mountain Company,
Term Loan B1
7.904% 1-Month LIBOR 2.750% 7/31/24 B+ 3,143,153
23,983 B.C. Unlimited Liability
Company, Term Loan B4
6.840% 1 Month LIBOR 1.750% 11/19/26 BB+ 23,518,625
4,845 Caesars Entertainment Corp,
Term Loan B
8.503% SOFR30A 3.250% 1/25/30 Ba3 4,811,691
8,952 Carnival Corporation, Term
Loan B
8.154% 1-Month LIBOR 3.000% 6/30/25 Ba2 8,893,316
2,788 Carnival Corporation, Term
Loan B
8.404% 1-Month LIBOR 3.250% 10/18/28 BB- 2,712,112
4,796 Churchill Downs
Incorporated, Term Loan B1
7.253% 1-Month LIBOR 2.000% 3/17/28 BBB- 4,739,118
3,000 Cinemark USA Inc ,Term
Loan , (WI/DD)
TBD TBD TBD TBD BB+ 2,968,140
17,176 ClubCorp Holdings, Inc.,
Term Loan B
7.904% 1-Month LIBOR 2.750% 9/18/24 B- 16,167,770
6,212 Crown Finance US, Inc., Term
Loan
15.098% SOFR90A 10.000% 9/09/23 N/R 6,325,175
2,593 Crown Finance US, Inc., Term
Loan (6)
0.000% N/A N/A 8/31/23 CCC+ 583,821
6,487 Equinox Holdings, Inc., Term
Loan, First Lien
8.159% 3-Month LIBOR 3.000% 3/08/24 Caa2 5,863,950

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Hotels, Restaurants & Leisure (continued)
$ 583 Equinox Holdings, Inc., Term
Loan, Second Lien
12.159% 3-Month LIBOR 7.000% 3/08/25 Ca $ 422,037
2,199 Everi Holdings Inc., Term
Loan B
7.654% 1-Month LIBOR 2.500% 8/03/28 BB+ 2,182,275
9,602 Fertitta Entertainment, LLC,
Term Loan B
9.153% SOFR30A 4.000% 1/27/29 B 9,262,893
3,436 Hilton Grand Vacations
Borrower LLC, Term Loan B
8.154% 1-Month LIBOR 3.000% 8/02/28 BB+ 3,410,497
2,856 IRB Holding Corp, Term
Loan B
8.253% TSFR1M 3.000% 12/15/27 B+ 2,775,996
1,168 Life Time Fitness Inc , Term
Loan B
9.800% TSFR3M 4.500% 1/15/26 BB- 1,166,349
485 Motion Finco Sarl, Term Loan
B2
8.409% 3-Month LIBOR 3.250% 11/04/26 B 478,609
7,432 NASCAR Holdings, Inc, Term
Loan B
7.768% SOFR30A 2.500% 10/18/26 BBB- 7,440,701
711 PCI Gaming Authority, Term
Loan
7.654% 1-Month LIBOR 2.500% 5/31/26 BBB- 709,180
4,064 Penn National Gaming, Inc.,
Term Loan B
8.003% TSFR1M 2.750% 4/20/29 BB 4,034,423
3,117 Playa Resorts Holding B.V.,
Term Loan B
9.316% SOFR90A 4.250% 12/15/28 B 3,109,987
11,195 Scientific Games
International, Inc., Term Loan
8.159% SOFR30A 3.000% 4/07/29 BBB- 11,128,297
6,544 SeaWorld Parks &
Entertainment, Inc., Term
Loan B
8.188% 1-Month LIBOR 3.000% 8/25/28 BB 6,482,514
24,205 Stars Group Holdings B.V.
(The), Term Loan
7.409% 3-Month LIBOR 2.250% 7/10/25 BBB 24,140,317
5,125 Stars Group Holdings B.V.
(The), Term Loan B
8.410% SOFR90A 3.250% 7/04/28 BBB 5,130,897
2,264 Station Casinos LLC, Term
Loan B
7.410% 1-Month LIBOR 2.250% 2/08/27 BB- 2,228,264
1,888 Twin River Worldwide
Holdings, Inc., Term Loan B
8.358% 3-Month LIBOR 3.250% 10/01/28 BB+ 1,809,880
6,181 William Morris Endeavor
Entertainment, LLC, Term
Loan, First Lien
5.279% 1 + 3 Month
LIBOR
2.750% 5/16/25 B+ 6,111,786
Total Hotels, Restaurants & Leisure 180,047,186
Household Durables - 0.9%
8,439 AI Aqua Merger Sub, Inc.,
Term Loan B, First Lien
8.216% 3-Month LIBOR
+ SOFR30A
3.750% 7/30/28 B 8,145,334
7,489 Weber-Stephen Products
LLC, Term Loan B
8.350% SOFR30A 3.250% 10/30/27 CCC+ 6,564,980
Total Household Durables 14,710,314
Insurance - 4.7%
2,230 Acrisure, LLC, Term Loan B 8.654% 1-Month LIBOR 3.500% 2/15/27 B 2,081,232
1,980 Acrisure, LLC, Term Loan B,
First Lien
9.404% 1-Month LIBOR 4.250% 2/15/27 B 1,884,249
9,934 Alliant Holdings
Intermediate, LLC, Term
Loan B4
8.627% 1-Month LIBOR 3.500% 11/06/27 B 9,697,669
58 Alliant Holdings
Intermediate, LLC, Term
Loan B5
8.559% TSFR1M 3.500% 2/08/27 B 56,912
2,688 AssuredPartners, Inc., Term
Loan
8.653% TSFR1M 3.500% 2/13/27 B 2,619,216
3,945 AssuredPartners, Inc., Term
Loan B
8.768% SOFR30A 3.500% 2/13/27 B 3,845,259

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Insurance (continued)
$ 1,975 AssuredPartners, Inc., Term
Loan B
8.768% SOFR30A 3.500% 2/13/27 B $ 1,924,308
965 Asurion LLC, Term Loan B4,
Second Lien
10.404% 1-Month LIBOR 5.250% 1/20/29 B 792,308
3,600 Asurion LLC, Term Loan B7 8.154% 1-Month LIBOR 3.000% 11/03/24 Ba3 3,592,612
395 Asurion LLC, Term Loan B8 8.404% 1-Month LIBOR 3.250% 12/23/26 Ba3 366,143
3,306 Asurion LLC, Term Loan B9 8.404% 1-Month LIBOR 3.250% 7/31/27 Ba3 3,009,670
3,393 Broadstreet Partners, Inc.,
Term Loan B
8.154% 1-Month LIBOR 3.000% 1/27/27 B 3,307,328
7,882 Broadstreet Partners, Inc.,
Term Loan B2
8.404% 1-Month LIBOR 3.250% 1/27/27 B 7,764,114
3,250 Broadstreet Partners, Inc.,
Term Loan B3
8.993% TSFR1M 4.000% 1/26/29 B 3,206,125
5,319 Hub International Limited,
Term Loan B
9.179% 1 + 3 Month
LIBOR
3.250% 4/25/25 B 5,291,822
5,320 Hub International Limited,
Term Loan B
7.173% 1 + 3 Month
LIBOR
3.000% 4/25/25 B 5,287,198
1,152 Hub International Limited,
Term Loan B
9.020% SOFR90A 4.000% 11/10/29 B 1,140,902
11,168 Ryan Specialty Group, LLC,
Term Loan
8.253% TSFR1M 3.000% 9/01/27 BB- 11,159,662
5,806 USI, Inc., Term Loan 8.648% SOFR90A 3.750% 11/16/29 B1 5,724,166
3,921 USI, Inc., Term Loan B 8.409% 3-Month LIBOR 3.250% 12/02/26 B1 3,912,413
Total Insurance 76,663,308
Interactive Media & Services - 0.5%
376 Getty Images, Inc., Term
Loan B
9.543% SOFR30A +
SOFR90A
4.500% 2/19/26 BB- 376,669
1,000 MH Sub I LLC ,Term Loan ,
(WI/DD)
TBD TBD TBD TBD B1 999,920
16,978 Rackspace Technology
Global, Inc., Term Loan B
7.915% TSFR1M 2.750% 2/09/28 B3 6,847,290
Total Interactive Media & Services 8,223,879
IT Services - 1.2%
999 Ahead DB Holdings, LLC,
Term Loan B
8.909% 3-Month LIBOR 3.750% 10/16/27 B+ 947,853
288 iQor US Inc., Exit Term Loan 12.636% 1-Month LIBOR 7.500% 11/19/24 B1 284,556
2,814 Perforce Software, Inc., Term
Loan B
8.904% 1-Month LIBOR 3.750% 7/01/26 B2 2,651,413
9,840 Syniverse Holdings, Inc.,
Term Loan
11.898% SOFR90A 7.000% 5/10/29 B- 8,831,849
5,603 Tempo Acquisition LLC, Term
Loan B
8.153% SOFR30A 3.000% 8/31/28 BB- 5,594,917
780 WEX Inc., Term Loan 7.518% SOFR30A 2.250% 4/01/28 Ba2 776,189
Total IT Services 19,086,777
Leisure Products - 0.2%
3,183 Hayward Industries, Inc.,
Term Loan
8.003% SOFR30A 2.750% 5/28/28 BB 3,096,690
673 SRAM, LLC , Term Loan B 7.904% 1-Month LIBOR 2.750% 5/18/28 BB- 662,112
Total Leisure Products 3,758,802

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Life Sciences Tools & Services - 0.2%
$ 542 Avantor Funding, Inc., Term
Loan B5
7.503% SOFR30A 2.250% 11/06/27 BBB- $ 540,644
1,161 Curia Global, Inc., Term Loan 8.880% SOFR30A +
SOFR90A
3.750% 8/30/26 B3 984,155
1,348 ICON Luxembourg S.A.R.L.,
Term Loan
7.410% SOFR90A 2.250% 7/01/28 BB+ 1,347,957
Total Life Sciences Tools & Services 2,872,756
Machinery - 2.0%
3,875 Ali Group North America
Corporation, Term Loan B
7.268% SOFR30A 2.000% 10/13/28 Baa3 3,861,069
1,305 Alliance Laundry Systems
LLC, Term Loan B
8.559% 3-Month LIBOR 3.500% 10/08/27 B 1,293,466
5,155 Chart Industries, Inc., Term
Loan B
8.916% SOFR30A 3.750% 12/08/29 Ba3 5,132,473
6,000 Emerson Climate
Technologies Inc, Term Loan
, (WI/DD)
TBD TBD TBD TBD BB+ 5,936,250
9,372 Gates Global LLC, Term Loan
B3
7.600% SOFR30A 2.500% 3/31/27 Ba3 9,288,189
1,352 Grinding Media Inc., Term
Loan B
7.649% 1 + 3 Month
LIBOR +
SOFR90A
4.000% 10/12/28 B 1,289,451
737 Madison IAQ LLC, Term Loan 8.302% 6-Month LIBOR 3.250% 6/21/28 B2 707,105
5,695 Victory Buyer LLC, Term Loan
, (DD1)
8.877% 1-Month LIBOR 3.750% 11/18/28 B3 4,988,334
Total Machinery 32,496,337
Media - 7.3%
2,891 ABG Intermediate Holdings
2 LLC, Term Loan B1
8.753% SOFR30A 3.500% 12/21/28 B1 2,820,426
640 ABG Intermediate Holdings
2 LLC, Term Loan, Second
Lien
11.253% SOFR30A 6.000% 12/20/29 CCC+ 598,400
2,479 Altice Financing SA, Term
Loan
9.986% TSFR3M 5.000% 10/31/27 B 2,315,503
12,243 Cengage Learning, Inc.,
Term Loan B , (DD1)
9.880% 3-Month LIBOR 4.750% 7/14/26 B 11,589,147
280 Checkout Holding Corp.,
Term Loan (7)
14.572% SOFR90A 7.500% 5/24/30 N/R 279,839
25,367 Clear Channel Outdoor
Holdings, Inc., Term Loan B
8.794% 1 + 3 Month
LIBOR
3.500% 8/21/26 B1 23,923,801
1,091 CSC Holdings, LLC, Term
Loan
7.357% 1-Month LIBOR 2.250% 1/15/26 B1 989,115
1,351 CSC Holdings, LLC, Term
Loan B1
7.357% 1-Month LIBOR 2.250% 7/17/25 B1 1,243,468
744 CSC Holdings, LLC, Term
Loan B5
7.607% 1-Month LIBOR 2.500% 4/15/27 B1 630,284
6,557 CSC Holdings, LLC, Term
Loan B6
9.559% TSFR1M 4.500% 1/18/28 B1 5,811,471
13,172 DirecTV Financing, LLC, Term
Loan
10.154% 1-Month LIBOR 5.000% 8/02/27 BBB- 12,536,281
6,822 Dotdash Meredith Inc, Term
Loan B
9.119% SOFR90A 4.000% 12/01/28 B+ 6,310,575
516 Emerald Expositions
Holding, Inc., Term Loan B
7.660% 1-Month LIBOR 2.500% 5/22/24 B 515,372
4,595 Formula One Holdings
Limited, Term Loan B
8.153% SOFR30A 3.000% 1/15/30 BB+ 4,600,744
1,507 Gray Television, Inc., Term
Loan E
7.608% TSFR1M 2.500% 1/02/26 BB+ 1,450,409

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Media (continued)
$ 21,327 iHeartCommunications, Inc.,
Term Loan
8.154% 1-Month LIBOR 3.000% 5/01/26 BB- $ 16,764,277
155 LCPR Loan Financing LLC,
Term Loan B
8.857% 1-Month LIBOR 3.750% 10/15/28 BB+ 153,208
8,348 McGraw-Hill Global
Education Holdings, LLC,
Term Loan
9.964% 1 + 3 + 6
Month LIBOR
4.750% 7/30/28 BB+ 7,865,669
715 Mission Broadcasting, Inc.,
Term Loan B
7.534% 1-Month LIBOR 2.500% 6/03/28 BBB- 700,061
2,657 Outfront Media Capital LLC,
Term Loan B
6.903% SOFR30A 1.750% 11/18/26 Ba1 2,596,394
5,469 Virgin Media Bristol LLC,
Term Loan N
7.607% 1-Month LIBOR 2.500% 1/31/28 BB+ 5,259,236
3,631 WideOpenWest Finance
LLC, Term Loan B
7.898% SOFR90A 3.000% 12/20/28 BB 3,536,073
7,871 Ziggo Financing Partnership,
Term Loan I
7.607% 1-Month LIBOR 2.500% 4/30/28 BB 7,536,552
Total Media 120,026,305
Oil, Gas & Consumable Fuels - 2.8%
390 BCP Renaissance Parent LLC,
Term Loan B3
8.398% SOFR90A 3.500% 10/31/26 B+ 387,050
3,991 Buckeye Partners, L.P., Term
Loan B
7.284% 1-Month LIBOR 2.250% 11/01/26 BBB- 3,944,788
16,580 Freeport LNG Investments,
LLLP, Term Loan A
8.250% 3-Month LIBOR 3.000% 11/16/26 N/R 15,930,573
12,924 Gulf Finance, LLC, Term Loan 8.711% SOFR30A 6.750% 8/25/26 B 12,487,852
1,691 M6 ETX Holdings II Midco
LLC, Term Loan B
9.682% TSFR1M 4.500% 8/11/29 BB 1,666,745
5,722 QuarterNorth Energy
Holding Inc., Exit Term Loan,
Second Lien
13.154% 1-Month LIBOR 8.000% 8/27/26 B 5,710,558
4,283 TransMontaigne Operating
Company L.P., Term Loan B
6.739% 1-Month LIBOR 3.500% 11/05/28 BB- 4,194,475
1,191 Traverse Midstream Partners
LLC, Term Loan
8.726% TSFR3M 3.750% 9/27/24 B+ 1,177,483
Total Oil, Gas & Consumable Fuels 45,499,524
Paper & Forest Products - 0.1%
2,365 Asplundh Tree Expert, LLC,
Term Loan B
7.003% SOFR30A 1.750% 9/04/27 BBB- 2,351,366
Total Paper & Forest Products 2,351,366
Passenger Airlines - 2.7%
4,278 AAdvantage Loyalty IP Ltd.,
Term Loan
10.000% 3-Month LIBOR 4.750% 4/20/28 Ba2 4,303,403
10,328 Air Canada, Term Loan B 8.839% 3-Month LIBOR 3.500% 8/11/28 Ba2 10,313,096
15,447 Kestrel Bidco Inc., Term
Loan B
8.251% SOFR30A 3.000% 12/11/26 B+ 14,307,947
6,969 Mileage Plus Holdings LLC,
Term Loan B
10.213% 3-Month LIBOR 5.250% 6/20/27 Baa3 7,226,639
1,046 SkyMiles IP Ltd., Term Loan B 8.798% SOFR90A 3.750% 10/20/27 Baa1 1,085,163
7,627 United Airlines, Inc., Term
Loan B
8.888% 1-Month LIBOR 3.750% 4/21/28 Ba1 7,600,427
Total Passenger Airlines 44,836,675

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Personal Care Products - 0.3%
$ 572 Conair Holdings, LLC, Term
Loan B
8.909% 3-Month LIBOR 3.750% 5/17/28 B- $ 533,480
2,219 Kronos Acquisition Holdings
Inc., Term Loan B
8.904% 1-Month LIBOR 3.750% 12/22/26 B2 2,130,223
2,494 Kronos Acquisition Holdings
Inc., Term Loan, First Lien
11.375% SOFR90A 6.000% 12/22/26 B2 2,425,110
Total Personal Care Products 5,088,813
Pharmaceuticals - 3.2%
764 Catalent Pharma Solutions
Inc., Term Loan B3
7.188% 1-Month LIBOR 2.000% 2/22/28 BB+ 739,282
27,225 Jazz Financing Lux S.a.r.l.,
Term Loan
8.654% 1-Month LIBOR 3.500% 5/05/28 BB+ 27,200,409
706 LSCS Holdings, Inc., Term
Loan, First Lien
9.654% 1-Month LIBOR 4.500% 12/16/28 B2 684,473
3,774 Mallinckrodt International
Finance S.A., Term Loan (5)
10.358% 3-Month LIBOR 5.250% 9/30/27 Caa1 2,621,166
1,503 Mallinckrodt International
Finance S.A., Term Loan (5)
10.608% 3-Month LIBOR 5.500% 9/30/27 Caa1 1,043,157
16,999 Organon & Co, Term Loan 7.986% 3-Month LIBOR 3.000% 6/02/28 BB 16,961,625
2,619 Perrigo Investments, LLC,
Term Loan B
7.503% TSFR1M 2.350% 4/05/29 BB+ 2,588,763
Total Pharmaceuticals 51,838,875
Professional Services - 0.7%
2,150 CHG Healthcare Services
Inc., Term Loan
8.404% 1-Month LIBOR 3.250% 9/30/28 B1 2,108,505
2,088 Dun & Bradstreet
Corporation (The), Term
Loan
8.410% 1-Month LIBOR 3.250% 2/08/26 BB+ 2,078,474
2,388 Dun & Bradstreet
Corporation (The), Term
Loan B2
8.386% SOFR30A 3.250% 1/18/29 BB+ 2,369,542
1,052 Physician Partners LLC, Term
Loan
9.048% SOFR90A 4.000% 2/01/29 B 990,621
746 Travelport Finance
(Luxembourg) S.a.r.l., Term
Loan, (cash 6.976%, PIK
6.500%)
6.773% 3-Month LIBOR 1.500% 2/28/25 B- 734,620
3,842 Verscend Holding Corp.,
Term Loan B
9.154% 1-Month LIBOR 4.000% 8/27/25 BB- 3,838,976
Total Professional Services 12,120,738
Real Estate Management & Development - 0.3%
2,591 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan
8.503% SOFR30A 3.250% 1/31/30 BB 2,425,652
2,252 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
7.904% 1-Month LIBOR 2.750% 8/21/25 BB 2,193,073
Total Real Estate Management & Development 4,618,725
Semiconductors & Semiconductor Equipment - 0.1%
3,349 Bright Bidco B.V., Term Loan
(5)
7.023% SOFR90A+ 3
Month LIBOR
4.500% 10/31/27 B- 1,900,764
165 MACOM Technology
Solutions Holdings, Inc.,
Term Loan
7.404% 1-Month LIBOR 2.250% 5/19/24 Ba1 164,574
Total Semiconductors & Semiconductor Equipment 2,065,338

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Software - 11.5%
$ 1,451 Applied Systems, Inc., Term
Loan, First Lien
9.398% SOFR90A 4.500% 9/19/26 B2 $ 1,451,717
3,146 AppLovin Corporation, Term
Loan B
8.253% SOFR30A 3.100% 10/21/28 BB- 3,104,806
526 Apttus Corporation, Term
Loan
9.523% 3-Month LIBOR 4.250% 5/06/28 BB 506,249
7,862 Avaya, Inc., Term Loan 12.528% TSFR3M 7.500% 8/01/28 N/R 7,291,585
8,657 Banff Merger Sub Inc, Term
Loan
8.904% 1-Month LIBOR 3.750% 10/02/25 B2 8,548,807
8,797 Camelot U.S. Acquisition
LLC, Term Loan B
8.154% 1-Month LIBOR 3.000% 10/31/26 B+ 8,709,384
3,335 Camelot U.S. Acquisition
LLC, Term Loan B
8.154% 1-Month LIBOR 3.000% 10/31/26 B+ 3,302,061
3,784 CCC Intelligent Solutions
Inc., Term Loan B
7.518% SOFR30A 2.250% 9/21/28 B+ 3,728,862
4,054 CDK Global, Inc., Term Loan
B
9.148% SOFR90A 4.250% 6/09/29 B+ 4,000,231
4,725 DTI Holdco, Inc., Term Loan 9.795% SOFR90A 4.750% 4/21/29 B2 4,377,027
1,841 Emerald TopCo Inc, Term
Loan
8.600% SOFR30A 3.500% 7/25/26 B2 1,746,451
14,003 Epicor Software Corporation,
Term Loan
8.518% SOFR30A 3.250% 7/31/27 B2 13,644,871
20,632 Finastra USA, Inc., Term
Loan, First Lien
8.655% 3-Month LIBOR 3.500% 6/13/24 B 19,680,070
5,922 Greeneden U.S. Holdings II,
LLC, Term Loan B4
9.154% 1-Month LIBOR 4.000% 12/01/27 B2 5,785,740
1,540 Greenway Health, LLC, Term
Loan, First Lien
8.960% 3-Month LIBOR 3.750% 2/16/24 Caa1 1,151,376
987 Hyland Software, Inc., Term
Loan, First Lien
8.654% 1-Month LIBOR 3.500% 7/01/24 B2 970,410
2,106 IGT Holding IV AB, Term
Loan B2
8.462% SOFR90A 3.400% 3/29/28 B 2,086,229
6,556 Informatica LLC, Term Loan B 7.938% 1-Month LIBOR 2.750% 10/14/28 BB- 6,522,657
3,542 Instructure Holdings, Inc.,
Term Loan B
7.852% 3-Month LIBOR 2.750% 10/29/28 BBB- 3,519,564
794 iQor US Inc., Second Out
Term Loan
12.636% 1-Month LIBOR 7.500% 11/19/25 CCC+ 595,840
7,964 McAfee, LLC, Term Loan B 8.843% SOFR30A 3.750% 2/03/29 BB+ 7,482,391
14,522 NortonLifeLock Inc., Term
Loan B
7.253% SOFR30A 2.000% 1/28/29 BBB- 14,309,952
23,638 Open Text Corporation,
Term Loan B
8.753% SOFR30A 3.500% 8/25/29 BBB- 23,617,888
392 Project Ruby Ultimate Parent
Corp., Term Loan
8.518% SOFR30A 3.250% 3/10/28 B 376,285
2,125 Quartz Acquireco LLC, Term
Loan , (WI/DD)
TBD TBD TBD TBD BB+ 2,101,094
–(8) RealPage, Inc, Term Loan,
First Lien
8.154% 1-Month LIBOR 3.000% 4/22/28 B+ 131
3,555 Sophia, L.P., Term Loan B 8.659% 3-Month LIBOR 3.500% 10/07/27 B2 3,477,263
836 SS&C European Holdings
Sarl, Term Loan B4
6.904% 1-Month LIBOR 1.750% 4/16/25 BB+ 832,277
943 SS&C Technologies Inc.,
Term Loan B3
6.904% 1-Month LIBOR 1.750% 4/16/25 BB+ 938,536
4,843 SS&C Technologies Inc.,
Term Loan B5
6.904% 1-Month LIBOR 1.750% 4/16/25 BB+ 4,822,836
2,010 SS&C Technologies Inc.,
Term Loan B6
7.503% TSFR1M 2.250% 3/22/29 BB+ 1,995,565
3,029 SS&C Technologies Inc.,
Term Loan B7
7.503% TSFR1M 2.250% 3/22/29 BB+ 3,007,279
12,347 Ultimate Software Group Inc
(The), Term Loan
8.271% SOFR90A 3.250% 5/03/26 B1 11,878,668

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Software (continued)
$ 4,701 Ultimate Software Group Inc
(The), Term Loan B
8.895% SOFR90A 3.750% 5/03/26 B1 $ 4,545,683
1,065 Ultimate Software Group Inc
(The), Term Loan, Second
Lien
10.271% SOFR90A 5.250% 5/03/27 Caa1 1,006,957
3,296 Vision Solutions, Inc., Term
Loan
9.255% 3-Month LIBOR 4.000% 5/28/28 B2 2,981,402
3,657 Zelis Healthcare Corporation,
Term Loan
8.654% 1-Month LIBOR 3.500% 9/30/26 B 3,632,086
Total Software 187,730,230
Specialty Retail - 2.9%
825 Academy, Ltd., Term Loan 8.784% 1-Month LIBOR 3.750% 11/06/27 BB 828,107
6,818 Avis Budget Car Rental, LLC,
Term Loan B
7.018% SOFR30A 1.750% 8/06/27 BB+ 6,706,947
8,102 Avis Budget Car Rental, LLC,
Term Loan C
8.753% TSFR1M 3.500% 3/15/29 BB+ 8,097,026
3,826 Driven Holdings, LLC, Term
Loan B
8.148% 1-Month LIBOR 3.000% 12/17/28 B3 3,692,398
3,696 Jo-Ann Stores, Inc., Term
Loan B1
10.018% 3-Month LIBOR 4.750% 6/30/28 CCC+ 1,982,669
1,854 LBM Acquisition LLC, Term
Loan B
8.904% 1-Month LIBOR 3.750% 12/18/27 B+ 1,704,219
1,358 Les Schwab Tire Centers,
Term Loan B
8.284% 1-Month LIBOR 3.250% 11/02/27 B 1,335,559
18,729 PetSmart, Inc., Term Loan B 9.003% SOFR30A 3.750% 2/12/28 BB 18,504,004
557 Restoration Hardware, Inc.,
Term Loan B
7.654% 1-Month LIBOR 2.500% 10/15/28 BB- 498,537
646 Staples, Inc., Term Loan 10.299% 3-Month LIBOR 5.000% 4/12/26 B 552,257
726 Staples, Inc., Term Loan B2 9.799% 3-Month LIBOR 4.500% 9/12/24 B 720,525
2,226 Wand NewCo 3, Inc., Term
Loan
7.904% 1-Month LIBOR 2.750% 2/05/26 B2 2,182,586
Total Specialty Retail 46,804,834
Technology Hardware, Storage & Peripherals - 0.3%
4,720 NCR Corporation, Term Loan 7.780% 3-Month LIBOR 2.500% 8/28/26 BB+ 4,648,961
Total Technology Hardware, Storage & Peripherals 4,648,961
Textiles, Apparel & Luxury Goods - 0.6%
4,196 Birkenstock GmbH & Co. KG,
Term Loan B
8.593% TSFR3M 3.250% 4/28/28 BB+ 4,143,768
6,447 Crocs Inc, Term Loan B 8.550% SOFR30A 3.500% 2/19/29 Ba2 6,444,565
Total Textiles, Apparel & Luxury Goods 10,588,333
Trading Companies & Distributors - 0.5%
4,112 Core & Main LP, Term Loan B 7.407% 1 + 6 Month
LIBOR
2.500% 6/10/28 B+ 4,081,288
3,542 Fly Funding II S.a.r.l., Term
Loan B , (DD1)
7.090% 3-Month LIBOR 1.750% 8/09/25 B3 3,270,600
Total Trading Companies & Distributors 7,351,888
Transportation Infrastructure - 0.8%
3,424 Brown Group Holding, LLC,
Term Loan B
7.753% SOFR30A 2.500% 4/22/28 B+ 3,315,622
2,636 Brown Group Holding, LLC,
Term Loan B2
8.940% TSFR1M +
TSFR3M
3.750% 6/09/29 B+ 2,603,017
2,968 KKR Apple Bidco, LLC, Term
Loan , (DD1)
9.153% TSFR1M 4.000% 9/23/28 B 2,949,337

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Transportation Infrastructure (continued)
$ 4,929 KKR Apple Bidco, LLC, Term
Loan
9.268% 1-Month LIBOR 2.750% 9/23/28 B $ 4,801,051
Total Transportation Infrastructure 13,669,027
Wireless Telecommunication Services - 1.2%
2,492 GOGO Intermediate
Holdings LLC, Term Loan B
9.018% SOFR30A 3.750% 4/30/28 B+ 2,472,825
13,461 Intelsat Jackson Holdings
S.A., Term Loan B (5)
9.443% SOFR90A 4.250% 1/27/29 BB+ 13,257,676
4,640 Iridium Satellite LLC, Term
Loan B2
7.753% SOFR30A 2.500% 11/04/26 BB 4,637,840
Total Wireless Telecommunication Services 20,368,341
Total Variable Rate Senior Loan Interests
(cost $1,458,565,100) 1,392,857,219
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
X 211,151,703 CORPORATE BONDS - 12.9%
X 211,151,703
Automobile Components - 0.0%
$ 525 Dana Financing Luxembourg Sarl, 144A 5.750% 4/15/25 BB+ $ 520,265
Total Automobile Components 520,265
Automobiles - 0.1%
1,500 Ford Motor Credit Co LLC 5.584% 3/18/24 BB+ 1,493,213
Total Automobiles 1,493,213
Chemicals - 0.8%
10,675 Celanese US Holdings LLC 5.900% 7/05/24 BBB- 10,662,624
1,425 Rayonier AM Products Inc, 144A 7.625% 1/15/26 B+ 1,237,185
1,630 Trinseo Materials Operating SCA / Trinseo Materials
Finance Inc, 144A
5.375% 9/01/25 B3 1,283,625
Total Chemicals 13,183,434
Commercial Services & Supplies - 1.6%
12,050 GFL Environmental Inc, 144A 5.125% 12/15/26 BB- 11,614,167
4,000 Prime Security Services Borrower LLC / Prime Finance
Inc, 144A
5.250% 4/15/24 BB 3,960,801
10,905 Prime Security Services Borrower LLC / Prime Finance
Inc, 144A
5.750% 4/15/26 BB 10,668,594
250 Prime Security Services Borrower LLC / Prime Finance
Inc, 144A
6.250% 1/15/28 B 229,621
Total Commercial Services & Supplies 26,473,183
Communications Equipment - 0.7%
3,500 Commscope Inc, 144A 6.000% 3/01/26 B1 3,286,548
1,500 Commscope Inc, 144A (9) 7.125% 7/01/28 CCC+ 1,008,750
1,000 Commscope Inc, 144A (9) 8.250% 3/01/27 CCC+ 784,476
7,000 Viasat Inc, 144A 5.625% 9/15/25 B+ 6,725,600
Total Communications Equipment 11,805,374
Consumer Staples Distribution & Retail - 0.5%
8,000 US Foods Inc, 144A 6.250% 4/15/25 BB+ 7,983,311
Total Consumer Staples Distribution & Retail 7,983,311

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (4) Value
Diversified Telecommunication Services - 0.4%
$ 1,000 Frontier Communications Holdings LLC 5.875% 11/01/29 CCC+ $ 700,230
6,284 Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 BB+ 5,600,325
Total Diversified Telecommunication Services 6,300,555
Electric Utilities - 0.2%
5,340 Bruce Mansfield Unit 1 2007 Pass Through Trust (5) 6.850% 6/01/34 N/R 54
496 Pacific Gas and Electric Co 4.500% 7/01/40 BBB 385,031
497 Pacific Gas and Electric Co 3.150% 1/01/26 BBB 464,435
2,602 PG&E Corp 5.000% 7/01/28 BB+ 2,400,161
Total Electric Utilities 3,249,681
Energy Equipment & Services - 0.4%
2,500 Shelf Drilling Holdings Ltd, 144A 8.250% 2/15/25 CCC+ 2,285,938
1,000 Shelf Drilling Holdings Ltd, 144A 8.875% 11/15/24 B1 995,390
2,000 Transocean Inc, 144A 11.500% 1/30/27 CCC+ 2,045,840
1,000 Weatherford International Ltd, 144A 8.625% 4/30/30 B 1,004,878
Total Energy Equipment & Services 6,332,046
Entertainment - 0.0%
1,000 AMC Entertainment Holdings Inc, (cash 10.000%, PIK
12.000%), 144A
10.000% 6/15/26 CCC- 636,550
1,955 Diamond Sports Group LLC / Diamond Sports Finance
Co, 144A (5)
5.375% 8/15/26 N/R 82,140
2,000 Diamond Sports Group LLC / Diamond Sports Finance
Co, 144A (5)
6.625% 8/15/27 N/R 40,073
Total Entertainment 758,763
Health Care Providers & Services - 1.3%
585 CHS/Community Health Systems Inc, 144A 8.000% 3/15/26 BB- 546,232
250 CHS/Community Health Systems Inc, 144A 6.000% 1/15/29 BB- 201,583
2,000 Global Medical Response Inc, 144A 6.500% 10/01/25 CCC+ 1,351,340
1,000 HCA Inc 5.000% 3/15/24 BBB- 992,986
2,000 Select Medical Corp, 144A 6.250% 8/15/26 B- 1,944,753
2,500 Tenet Healthcare Corp 4.625% 6/15/28 BB- 2,324,968
13,500 Tenet Healthcare Corp 4.875% 1/01/26 BB- 13,058,828
500 Tenet Healthcare Corp 6.125% 10/01/28 B+ 473,902
Total Health Care Providers & Services 20,894,592
Hotel & Resort REITs - 0.2%
3,000 RLJ Lodging Trust LP, 144A 3.750% 7/01/26 BB- 2,733,750
Total Hotel & Resort REITs 2,733,750
Hotels, Restaurants & Leisure - 1.8%
1,250 BC ULC / New Red Finance Inc, 144A 4.000% 10/15/30 B+ 1,073,092
16,230 Caesars Entertainment Inc, 144A 6.250% 7/01/25 Ba3 16,181,045
3,000 Carnival Corp, 144A 10.500% 2/01/26 BB- 3,117,381
5,500 Life Time Inc, 144A 5.750% 1/15/26 BB- 5,328,050
2,000 MGM Resorts International 6.750% 5/01/25 BB- 2,007,616
1,500 Scientific Games International Inc, 144A 8.625% 7/01/25 BB 1,532,000
Total Hotels, Restaurants & Leisure 29,239,184
Independent Power and Renewable Electricity Producers - 0.3%
5,000 Ziggo Bond Co BV, 144A 6.000% 1/15/27 B- 4,608,168
Total Independent Power and Renewable Electricity Producers 4,608,168

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (4) Value
Insurance - 0.1%
$ 2,100 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
4.250% 10/15/27 B $ 1,888,978
Total Insurance 1,888,978
Media - 0.7%
2,900 Clear Channel Outdoor Holdings Inc, 144A 5.125% 8/15/27 B1 2,556,438
3,730 CSC Holdings LLC, 144A 3.375% 2/15/31 B1 2,549,692
3,508 iHeartCommunications Inc 6.375% 5/01/26 BB- 2,662,799
500 iHeartCommunications Inc, 144A 5.250% 8/15/27 BB- 351,117
3,900 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 BB+ 3,232,690
500 Outfront Media Capital LLC / Outfront Media Capital
Corp, 144A
5.000% 8/15/27 B+ 447,805
Total Media 11,800,541
Oil, Gas & Consumable Fuels - 1.4%
2,500 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A
8.125% 1/15/27 B- 2,381,250
972 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A
9.250% 7/15/24 B+ 974,430
1,500 Citgo Holding Inc, 144A 9.250% 8/01/24 B+ 1,501,875
6,500 Citgo Petroleum Corp, 144A 7.000% 6/15/25 BB 6,384,560
3,000 EQM Midstream Partners LP (9) 4.750% 7/15/23 BB 2,992,464
4,000 Matador Resources Co 5.875% 9/15/26 BB- 3,861,703
1,000 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 B+ 955,479
250 NGL Energy Partners LP / NGL Energy Finance Corp 6.125% 3/01/25 CCC 232,504
3,307 PBF Holding Co LLC / PBF Finance Corp 7.250% 6/15/25 BB 3,295,955
Total Oil, Gas & Consumable Fuels 22,580,220
Passenger Airlines - 1.7%
3,287 Air Canada, 144A 3.875% 8/15/26 Ba2 3,051,277
20,000 American Airlines Inc, 144A 11.750% 7/15/25 Ba3 21,907,717
1,500 United Airlines Inc, 144A 4.625% 4/15/29 Ba1 1,358,764
1,000 United Airlines Inc, 144A 4.375% 4/15/26 Ba1 946,106
Total Passenger Airlines 27,263,864
Pharmaceuticals - 0.1%
3,000 Organon & Co / Organon Foreign Debt Co-Issuer BV,
144A
5.125% 4/30/31 BB- 2,545,656
Total Pharmaceuticals 2,545,656
Specialty Retail - 0.6%
10,650 Hertz Corp/The, 144A 4.625% 12/01/26 B+ 9,496,925
Total Specialty Retail 9,496,925
Total Corporate Bonds
(cost $223,898,110) 211,151,703
Shares Description (1) Value
X 28,015,189 COMMON STOCKS - 1.7%
X 28,015,189
Banks - 0.0%
28,137 iQor US Inc (10) $ 14,068
Total Banks 14,068
Broadline Retail - 0.0%
99 Belk Inc (10) 792
Total Broadline Retail 792

Shares Description (1) Value
Communications Equipment - 0.1%
57,126 Avaya Inc, 144A (7),(10) $ 687,797
24,672 Windstream Services PE LLC (10) 234,384
Total Communications Equipment 922,181
Construction & Engineering - 0.0%
2,687 TNT Crane & Rigging Inc (10) 17,914
4,761 TNT Crane & Rigging Inc (10) 1,190
Total Construction & Engineering 19,104
Diversified Consumer Services - 0.0%
17,726 Cengage Learning Holdings II Inc (10) 189,668
Total Diversified Consumer Services 189,668
Diversified Telecommunication Services - 0.0%
18,781 Windstream Services PE LLC (10) 178,419
Total Diversified Telecommunication Services 178,419
Energy Equipment & Services - 0.8%
85,364 Quarternorth Energy Holding Inc (10) 11,765,976
76,990 Transocean Ltd (10) 440,383
5,884 Vantage Drilling International (10) 107,383
Total Energy Equipment & Services 12,313,742
Health Care Equipment & Supplies - 0.0%
52,393 Onex Carestream Finance LP (10) 183,376
Total Health Care Equipment & Supplies 183,376
Health Care Providers & Services - 0.0%
61,430 Millennium Health LLC (7),(10) 8,784
57,666 Millennium Health LLC (7),(10) 2,480
Total Health Care Providers & Services 11,264
Hotels, Restaurants & Leisure - 0.0%
159,883 24 Hour Fitness Worldwide Inc (10) 960
76,044 24 Hour Fitness Worldwide Inc (10) 456
Total Hotels, Restaurants & Leisure 1,416
Independent Power and Renewable Electricity Producers - 0.5%
115,290 Energy Harbor Corp (10),(11) 8,864,994
Total Independent Power and Renewable Electricity Producers 8,864,994
Interactive Media & Services - 0.0%
7,105 Catalina Marketing Corp (7),(10) 40,427
Total Interactive Media & Services 40,427
Marine Transportation - 0.0%
1,018 American Commercial Barge Line Holding Corp (10) 28,504
Total Marine Transportation 28,504
Media - 0.0%
7 Cumulus Media Inc, Class A (10) 23
Total Media 23
Oil, Gas & Consumable Fuels - 0.0%
8,735 California Resources Corp 327,912
2,246 Chord Energy Corp 321,268
Total Oil, Gas & Consumable Fuels 649,180

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Shares Description (1) Value
Professional Services - 0.0%
109,621 Skillsoft Corp (9),(10) $ 169,913
Total Professional Services 169,913
Semiconductors & Semiconductor Equipment - 0.0%
63,592 Bright Bidco BV (7),(10) 109,124
46,554 TNT Crane and Rigging Inc (10) 89,244
Total Semiconductors & Semiconductor Equipment 198,368
Software - 0.3%
270,704 Avaya Inc (10) 4,229,750
Total Software 4,229,750
Total Common Stocks
(cost $27,534,911) 28,015,189
Shares Description (1) Value
X 8,522,046 WARRANTS - 0.5%
X 8,522,046
Energy Equipment & Services - 0.5%
55,057 Quarternorth Energy Holding Inc $ 7,588,671
28,708 Quarternorth Energy Holding Inc 265,549
55,290 Quarternorth Energy Holding Inc 400,853
Total Energy Equipment & Services 8,255,073
Entertainment - 0.0%
90,106 Cineworld Warrant –
Total Entertainment –
Marine Transportation - 0.0%
1,071 American Commercial Barge Line Holding Corp 29,988
3,984 American Commercial Barge Line Holding Corp 87,648
3,029 American Commercial Barge Line Holding Corp 121,160
47,808 American Commercial Barge Line LLC (7) 11,952
36,348 American Commercial Barge Line LLC (7) 12,722
Total Marine Transportation 263,470
Oil, Gas & Consumable Fuels - 0.0%
500 California Resources Corp 3,500
Total Oil, Gas & Consumable Fuels 3,500
Wireless Telecommunication Services - 0.0%
4 Intelsat SA/Luxembourg 3
Total Wireless Telecommunication Services 3
Total Warrants
(cost $1,167,065) 8,522,046
Shares   Description (1) Coupon Ratings (4) Value
238,344 CONVERTIBLE PREFERRED SECURITIES - 0.0%
X 238,344
Communications Equipment - 0.0%
28,482 riverbed technology inc 0.000% N/R $ 0
Total Communications Equipment 0

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares   Description (1) Coupon Ratings (4) Value
Marine Transportation - 0.0%
2,992 American Commercial Barge Line Holding Corp 0.000% N/R $ 65,824
4,313 American Commercial Barge Line Holding Corp 0.000% N/R 172,520
Total Marine Transportation 238,344
Total Convertible Preferred Securities
(cost $801,495) 238,344
Total Long-Term Investments
(cost $1,711,966,681) 1,640,784,501
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.1%
X 2,050,426 MONEY MARKET FUNDS - 0.1%
X 2,050,426
2,050,426 State Street Navigator Securities Lending Government
Money Market Portfolio (12)
5.110%(13) $ 2,050,426
Total Money Market Funds
(cost $2,050,426) $ 2,050,426
Total Investments Purchased with Collateral from Securities Lending
(cost $2,050,426) 2,050,426
Total Investments
(cost $1,714,017,107 ) - 100.3% 1,642,834,927
Borrowings - (6.1)% (14) (100,000,000)
Other Assets & Liabilities, Net -  5.8% 95,293,188
Net Assets - 100% $ 1,638,128,115
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Variable Rate Senior Loan Interests $ – $ 1,392,577,380 $ 279,839 $ 1,392,857,219
Corporate Bonds – 211,151,703 – 211,151,703
Common Stocks 1,259,499 25,907,078 848,612 28,015,189
Warrants 3,500 8,493,872 24,674 8,522,046
Convertible Preferred Securities – 238,344 – 238,344
Investments Purchased with Collateral from
Securities Lending 2,050,426 – – 2,050,426
Total
$ 3,313,425 $ 1,638,368,377 $ 1,153,125 $ 1,642,834,927

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(7) For fair value measurement disclosure purposes, investment classified as Level 3.
(8) Principal Amount (000) rounds to less than $1,000.
(9) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,893,309.
(10) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1
2007 Pass-Through Trust. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy
Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(12) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(13) The rate shown is the one-day yield as of the end of the reporting period.
(14) Borrowings as a percentage of Total Investments is 6.1%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
CME Chicago Mercantile Exchange
DD1 Portion of investment purchased on a delayed delivery basis.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
REIT Real Estate Investment Trust
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD Purchased on a when-issued or delayed delivery basis.